Financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2024				As of December 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Other investments	—	—	—	—	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$—	$—	$—	$—	$2,414	$2,414

Liabilities measured at FVTPL
Earn-out rights	—	—	28,778	28,778	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$28,778	$32,278	$4,920	$1,080	$155,402	$161,402
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost included in the following captions:

	As of December 31,
Financial assets	2024	2023
Cash and cash equivalents	739,237	768,264
Trade receivables and trade receivables - related parties	190,249	187,742
Accrued income - related parties	42,839	152,605
Restricted cash	31,011	1,834
Other current receivables and other current receivables - related parties	12,013	35,496
Other non-current receivables	5,917	9,733
Total financial assets measured at amortized cost	$1,021,266	$1,155,674
Financial liabilities
Current and non-current liabilities to credit institutions	3,439,629	2,026,665
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties[1]	1,458,176	1,467,696
Trade payables and trade payables - related parties	893,914	368,145
Accrued expenses and accrued expenses - related parties	670,340	720,759
Current and non-current refund liabilities[2]	155,506	53,257
Current and non-current liabilities related to repurchase commitments	117,418	119,664
Interest-bearing current liabilities and interest bearing current liabilities - related parties[1]	114,585	93,361
Other current liabilities and other current liabilities - related parties	58,594	20,939
Advance payments from customers	17,344	16,415
Other non-current liabilities	8,094	64,990
Total financial liabilities measured at amortized cost	$6,933,600	$4,951,891
1 - The Group’s current and non-current lease liabilities are included in interest-bearing current liabilities and other non-current interest-bearing liabilities, respectively. The Group’s current and non-current related party lease liabilities are included in interest-bearing current liabilities - related parties and other non-current interest-bearing liabilities - related parties, respectively. These amounts are presented separately in Note 12 - Leases.
2 - The Group’s current related party refund liabilities are included in current and non-current refund liabilities above. These amounts are presented in other current liabilities - related parties on the Consolidated Statement of Financial Position.
Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2024				As of December 31, 2023
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Other investments	—	—	—	—	—	—	2,414	2,414
Total financial assets measured at FVTPL	$—	$—	$—	$—	$—	$—	$2,414	$2,414

Liabilities measured at FVTPL
Earn-out rights	—	—	28,778	28,778	—	—	155,402	155,402
Class C-1 Shares	2,870	—	—	2,870	4,920	—	—	4,920
Class C-2 Shares	—	630	—	630	—	1,080	—	1,080
Total financial liabilities measured at FVTPL	$2,870	$630	$28,778	$32,278	$4,920	$1,080	$155,402	$161,402
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost included in the following captions:

	As of December 31,
Financial assets	2024	2023
Cash and cash equivalents	739,237	768,264
Trade receivables and trade receivables - related parties	190,249	187,742
Accrued income - related parties	42,839	152,605
Restricted cash	31,011	1,834
Other current receivables and other current receivables - related parties	12,013	35,496
Other non-current receivables	5,917	9,733
Total financial assets measured at amortized cost	$1,021,266	$1,155,674
Financial liabilities
Current and non-current liabilities to credit institutions	3,439,629	2,026,665
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties[1]	1,458,176	1,467,696
Trade payables and trade payables - related parties	893,914	368,145
Accrued expenses and accrued expenses - related parties	670,340	720,759
Current and non-current refund liabilities[2]	155,506	53,257
Current and non-current liabilities related to repurchase commitments	117,418	119,664
Interest-bearing current liabilities and interest bearing current liabilities - related parties[1]	114,585	93,361
Other current liabilities and other current liabilities - related parties	58,594	20,939
Advance payments from customers	17,344	16,415
Other non-current liabilities	8,094	64,990
Total financial liabilities measured at amortized cost	$6,933,600	$4,951,891
1 - The Group’s current and non-current lease liabilities are included in interest-bearing current liabilities and other non-current interest-bearing liabilities, respectively. The Group’s current and non-current related party lease liabilities are included in interest-bearing current liabilities - related parties and other non-current interest-bearing liabilities - related parties, respectively. These amounts are presented separately in Note 12 - Leases.
2 - The Group’s current related party refund liabilities are included in current and non-current refund liabilities above. These amounts are presented in other current liabilities - related parties on the Consolidated Statement of Financial Position.
Schedule of Maturities for Financial Assets and Liabilities
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2024:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties	190,249	—	—	190,249
Accrued income - related parties	42,839	—	—	42,839
Other current receivables and other current receivables - related parties	12,013	—	—	12,013
Restricted cash	—	31,011	—	31,011
Other non-current receivables	—	3,659	2,258	5,917
Total financial assets measured at amortized cost	$245,101	$34,670	$2,258	$282,029

Financial liabilities
Current and non-current liabilities to credit institutions	2,512,394	927,235	—	3,439,629
Trade payables and trade payables - related parties	893,914	—	—	893,914
Accrued expenses and accrued expenses - related parties	670,340	—	—	670,340
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	114,585	—	—	114,585
Current and non-current liabilities related to repurchase commitments	106,401	11,017	—	117,418
Current and non-current refund liabilities	103,219	52,287		155,506
Other current liabilities and other current liabilities - related parties	58,594	—	—	58,594
Advance payments from customers	17,344	—	—	17,344
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties	—	1,399,900	58,276	1,458,176
Other non-current liabilities	—	8,094	—	8,094
Total financial liabilities measured at amortized cost	$4,476,791	$2,398,533	$58,276	$6,933,600
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2023:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties	187,742	—	—	187,742
Accrued income - related parties	152,605	—	—	152,605
Other current receivables and other current receivables - related parties	35,496	—	—	35,496
Other non-current receivables	—	9,733	—	9,733
Restricted cash	—	1,834	—	1,834
Total financial assets measured at amortized cost	$375,843	$11,567	$—	$387,410

Financial liabilities
Liabilities to credit institutions	2,026,665	—	—	2,026,665
Accrued expenses and accrued expenses - related parties	720,760	—	—	720,760
Trade payables and trade payables - related parties	368,145	—	—	368,145
Liabilities related to repurchase commitments	119,664	—	—	119,664
Interest-bearing current liabilities and interest-bearing current liabilities - related parties	93,361	—	—	93,361
Current and non-current refund liabilities	52,006	1,251	—	53,257
Other current liabilities and other current liabilities - related parties	20,939	—	—	20,939
Advance payments from customers	16,415	—	—	16,415
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties	—	1,456,225	11,471	1,467,696

Other non-current liabilities	—	64,991	—	64,991
Total financial liabilities measured at amortized cost	$3,417,955	$1,522,467	$11,471	$4,951,893